Leases - Summary of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease Agreements [Line Items]
Operating lease cost	$ 2,318	$ 2,041	$ 1,950
Total lease cost	$ 7,174	$ 7,106	$ 7,157
Weighted-average discount rate	10.50%	10.50%	10.50%
Weighted-average remaining lease term (in months)	85 months 28 days	98 months 22 days	109 months 25 days
Research and development expenses
Lease Agreements [Line Items]
Operating lease cost	$ 2,121	$ 2,000	$ 2,111
Variable lease costs	648	641	585
General and administrative expenses
Lease Agreements [Line Items]
Operating lease cost	3,261	3,353	3,292
Variable lease costs	$ 1,144	$ 1,112	$ 1,169